UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002

INVESCO Balanced Portfolio

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                        INVESCO
                                                                                        BALANCED
                                                                                       PORTFOLIO
                                                                                    -----------------
                                                                                    -----------------
ASSETS:
     Investments in securities, market value  (1)                                 $      105,932,998
     Cash                                                                                     21,578
     Dividends and interest receivable                                                       317,105
                                                                                    -----------------
                                                                                    -----------------

     Total assets                                                                        106,271,681
                                                                                    -----------------
                                                                                    -----------------

LIABILITIES:

     Due to investment adviser                                                                98,317
                                                                                    -----------------
                                                                                    -----------------

NET ASSETS                                                                        $      106,173,364
                                                                                    =================
                                                                                    =================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                $        1,112,854
     Additional paid-in capital                                                          146,761,038
     Net unrealized appreciation on investments                                            4,755,965
     Undistributed net investment income                                                      33,507
     Accumulated net realized loss on investments                                        (46,490,000)
                                                                                    -----------------
                                                                                    -----------------

NET ASSETS                                                                        $      106,173,364
                                                                                    =================
                                                                                    =================

NET ASSET VALUE PER OUTSTANDING SHARE                                             $             9.54
                                                                                    =================
                                                                                    =================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                          120,000,000
     Outstanding                                                                          11,128,530

(1)  Cost of investments in securities:                                           $      101,177,033

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003

UNAUDITED
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                                          INVESCO
                                                                                         BALANCED
                                                                                         PORTFOLIO
                                                                                      ----------------
                                                                                      ----------------
INVESTMENT INCOME:
      Interest                                                                      $         895,630
      Dividends                                                                               526,275
      Foreign withholding tax                                                                  (4,388)
                                                                                      ----------------
                                                                                      ----------------

      Total income                                                                          1,417,517
                                                                                      ----------------
                                                                                      ----------------

EXPENSES:

      Management fees                                                                         572,904
                                                                                      ----------------
                                                                                      ----------------

NET INVESTMENT INCOME                                                                         844,613
                                                                                      ----------------
                                                                                      ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized loss on investments                                                       (282,357)
      Change in net unrealized depreciation on investments                                 10,685,582
                                                                                      ----------------
                                                                                      ----------------

      Net realized and unrealized gain on investments                                      10,403,225
                                                                                      ----------------
                                                                                      ----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $      11,247,838
                                                                                      ================
                                                                                      ================

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                                          INVESCO BALANCED
                                                                              PORTFOLIO
                                                                   -------------------------------
                                                                   -------------------------------
                                                                       2003              2002
                                                                   --------------    -------------
                                                                   --------------    -------------
                                                                     UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                       $       844,613   $    2,422,332
     Net realized loss on investments                                   (282,357)     (23,261,986)
     Change in net unrealized depreciation on investments             10,685,582       (5,122,091)
                                                                   --------------    -------------
                                                                   --------------    -------------

     Net increase (decrease) in net assets resulting from operations  11,247,838      (25,961,745)
                                                                   --------------    -------------
                                                                   --------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                         (811,106)      (2,456,012)
                                                                   --------------    -------------
                                                                   --------------    -------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                 7,447,820       13,615,221
     Reinvestment of distributions                                       811,106        2,456,012
     Redemptions of shares                                           (28,168,025)     (31,094,233)
                                                                   --------------    -------------
                                                                   --------------    -------------

     Net decrease in net assets resulting from share transactions    (19,909,099)     (15,023,000)
                                                                   --------------    -------------
                                                                   --------------    -------------

     Total decrease in net assets                                     (9,472,367)     (43,440,757)

NET ASSETS:
     Beginning of period                                             115,645,731      159,086,488
                                                                   --------------    -------------
                                                                   --------------    -------------

     End of period (1)                                           $   106,173,364   $  115,645,731
                                                                   ==============    =============
                                                                   ==============    =============

OTHER INFORMATION:

SHARES:  (2)

     Sold                                                                834,069        1,391,305
     Issued in reinvestment of distributions                              85,022          267,818
     Redeemed                                                         (3,006,681)      (3,239,801)
                                                                   --------------    -------------
                                                                   --------------    -------------

     Net decrease                                                     (2,087,590)      (1,580,678)
                                                                   ==============    =============
                                                                   ==============    =============

(1) Including undistributed net investment income                $        33,507   $

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

INVESCO BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                    Six Months Ended              Year Ended December 31,
                                    ------------------------------------------------------------------
                                    ------------------------------------------------------------------
                                    June 30, 2003  2002 ~     2001 ~     2000 ~     1999 ~      1998 ~
                                    ---------------------  ---------  ---------  ---------   ---------
                                    ---------------------  ---------  ---------  ---------   ---------
                                         UNAUDITED

Net Asset Value, Beginning of Period $   8.75 $    10.75 $    12.56 $    14.16 $    14.61  $    12.59

Income from Investment Operations

Net investment income                    0.07       0.09       0.23       0.26       0.27        0.29
Net realized and unrealized gain (loss)  0.79      (2.00)     (1.73)     (0.51)      2.09        2.02
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Income (Loss) From

    Investment Operations                0.86      (1.91)     (1.50)     (0.25)      2.36        2.31
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Less Distributions

From net investment income              (0.07)     (0.09)     (0.25)     (0.23)     (0.27)      (0.29)
From net realized gains                                       (0.06)     (1.12)     (2.54)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Distributions                     (0.07)     (0.09)     (0.31)     (1.35)     (2.81)      (0.29)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Net Asset Value, End of Period    $      9.54 $     8.75 $    10.75 $    12.56 $    14.16  $    14.61
                                    ==========  =========  =========  =========  =========   =========
                                    ==========  =========  =========  =========  =========   =========


Total Return                            9.87% o  (17.01%)   (11.97%)    (2.00%)    16.74%      18.42%

Net Assets, End of Period ($000)  $   106,173 $  115,646 $  159,086 $  188,265 $  168,658  $  175,638

Ratio of Expenses to Average Net Assets 1.00% *    1.00%      1.00%      1.00%      1.00%       1.00%

Ratio of Net Investment Income to

    Average Net Assets                  1.47% *    1.79%      2.04%      2.01%      1.94%       2.18%

Portfolio Turnover Rate                46.80% o  118.53%     75.52%    100.83%    119.39%     119.95%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized



MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the INVESCO Balanced Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total return through capital appreciation and current income. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Benefits, Inc., which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $35,225,528 and $51,064,735, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $15,698,375 and $18,143,289, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $102,867,115. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $7,684,190 and gross depreciation of securities in which there was an excess of tax cost over value of $4,618,307, resulting in net appreciation of $3,065,883.

5. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      The Fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. At December 31, 2002, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $21,744,758 and $20,970,979, which expire in the years 2009 and 2010, respectively. The Portfolio also had current year deferred post-October capital losses of $1,355,511.

6. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Statement of Changes in Net Assets and Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

The Maxim Series Fund

INVESCO Balanced Portfolio

BONDS

AGENCY --- 9.48%

  1,483,802 Fannie Mae                                                 1,516,105
            4.500% May 1, 2018
    995,623 Fannie Mae                                                 1,017,299
            4.500% June 1, 2018
    485,316 Ginnie Mae                                                   508,859
            5.000% February 15, 2018
    799,039 Ginnie Mae                                                   836,128
            5.000% March 15, 2018
  5,884,066 Ginnie Mae                                                 6,168,724
            5.000% November 15, 2017
                                                                     $10,047,115

BANKS --- 0.51%

    500,000 Wells Fargo & Co                                             549,246
            Notes
            5.250% December 1, 2007

                                                                        $549,246

ELECTRIC COMPANIES --- 5.48%
    550,000 Commonwealth Edison Co                                       649,547
            1st Mortgage
            8.250% October 1, 2006

    500,000 Consumers Energy Co                                          522,382
            1st Mortgage
            7.375% September 15, 2023

    750,000 Jersey Central Power & Light                                 785,072
            1st Mortgage
            7.980% February 16, 2023

  2,000,000 Niagara Mohawk Power Corp                                  2,289,836
            1st Mortgage
            7.750% May 15, 2006

    350,000 Pennsylvania Power Co                                        363,745
            1st Mortgage
            8.500% July 15, 2022

    500,000 Public Service Co of New Mexico                              542,596
            1st Mortgage
            7.100% August 1, 2005

    625,000 Texas Utilities Electric Co                                  653,699
            1st Mortgage
            7.875% April 1, 2024

                                                                      $5,806,877

FINANCIAL SERVICES --- 1.48%
    500,000 Citigroup Inc                                                524,244
            Global Notes
            4.125% June 30, 2005

    500,000 General Motors Acceptance Corp                               519,573
            Notes
            6.125% August 28, 2007

    500,000 Washington Mutual Inc                                        529,128
            Notes
            4.375% January 15, 2008

                                                                      $1,572,945

FOOD & BEVERAGES --- 0.15%
    155,000 Coca-Cola Enterprises Inc                                    164,955
            Notes
            4.375% September 15, 2009

                                                                        $164,955

PAPER & FOREST PRODUCTS --- 0.21%
    100,000 International Paper Co                                       108,989
            Unsecured Notes
            5.850% October 30, 2012

    105,000 Weyerhaeuser Co                                              119,196
            Unsecured Notes
            6.750% March 15, 2012

                                                                        $228,185

RAILROADS --- 0.33%

    150,000 Burlington Northern Santa Fe Corp                            171,919
            Notes
            6.125% March 15, 2009

    150,000 Union Pacific Corp                                           174,342
            Notes
            6.650% January 15, 2011

                                                                        $346,261

TELEPHONE & TELECOMMUNICATIONS --- 0.53%
    500,000 Verizon Global Funding Corp                                  562,847
            Notes
            6.125% June 15, 2007

                                                                        $562,847

U.S. GOVERNMENTS --- 11.54%

  1,500,000 United States of America                                   1,543,535
            3.875% February 15, 2013
  4,000,000 United States of America                                   4,027,500
            1.625% January 31, 2005
  1,500,000 United States of America                                   1,547,226
            3.000% November 15, 2007
  4,000,000 United States of America                                   4,402,344
            5.750% November 15, 2005
    700,000 United States of America                                     704,593
            1.625% April 30, 2005
                                                                     $12,225,198

TOTAL BONDS --- 29.74%                                               $31,503,629
(Cost $30,393,027)

COMMON STOCK

AEROSPACE & DEFENSE --- 1.00%
     15,000 United Technologies Corp                                   1,062,450
                                                                      $1,062,450

BANKS --- 1.84%

     38,600 Wells Fargo & Co                                           1,945,440
                                                                      $1,945,440

BIOTECHNOLOGY --- 1.42%

     22,600 Amgen Inc*                                                 1,501,544
                                                                      $1,501,544

BROADCAST/MEDIA --- 0.74%

     17,900 Viacom Inc Class B*                                          781,514
                                                                        $781,514

CHEMICALS --- 0.93%

     31,800 Dow Chemical Co                                              984,528
                                                                        $984,528

COMMUNICATIONS - EQUIPMENT --- 1.33%
     84,200 Cisco Systems Inc*                                         1,405,298
                                                                      $1,405,298

COMPUTER HARDWARE & SYSTEMS --- 0.77%
     77,500 EMC Corp*                                                    811,425
                                                                        $811,425

COMPUTER SOFTWARE & SERVICES --- 4.89%
     77,700 Microsoft Corp                                             1,989,896
     77,800 Oracle Corp*                                                 935,156
     27,900 SAP AG sponsored ADR                                         815,238
     50,070 VERITAS Software Corp*                                     1,435,507
                                                                      $5,175,797

CONGLOMERATES --- 0.95%

     35,200 General Electric Co                                        1,009,536
                                                                      $1,009,536

COSMETICS & PERSONAL CARE --- 0.75%
     12,700 Avon Products Inc                                            789,940
                                                                        $789,940

ELECTRONICS - SEMICONDUCTOR --- 3.15%
     80,100 Applied Materials Inc*                                     1,270,386
     49,500 Intel Corp                                                 1,028,808
     58,800 Texas Instruments Inc                                      1,034,880
                                                                      $3,334,074

FINANCIAL SERVICES --- 7.44%
     52,000 Bank of New York Co Inc                                    1,495,000
     66,100 Citigroup Inc                                              2,829,080
     76,600 JP Morgan Chase & Co                                       2,618,188
     57,400 Janus Capital Group Inc*                                     941,360
                                                                      $7,883,628

FOOD & BEVERAGES --- 2.46%
     24,600 Anheuser-Busch Co Inc                                      1,255,830
     29,200 Coca-Cola Co                                               1,355,172
                                                                      $2,611,002

GOLD, METALS & MINING --- 1.25%
     51,900 Alcoa Inc                                                  1,323,450
                                                                      $1,323,450

INSURANCE RELATED --- 2.15%
     23,100 Allstate Corp                                                823,515
     26,300 American International Group Inc                           1,451,234
                                                                      $2,274,749

INVESTMENT BANK/BROKERAGE FIRM --- 2.12%
      9,500 Goldman Sachs Group Inc                                      795,625
     31,100 Merrill Lynch & Co Inc                                     1,451,748
                                                                      $2,247,373

LEISURE & ENTERTAINMENT --- 2.14%
     69,200 AOL Time Warner Inc*                                       1,113,428
     18,400 EchoStar Communications Corp Class A*                        637,008
     12,900 Harrah's Entertainment Inc*                                  519,096
                                                                      $2,269,532

MACHINERY --- 0.41%

      9,900 SPX Corp*                                                    436,194
                                                                        $436,194

MANUFACTURING --- 0.88%

     14,100 Illinois Tool Works Inc                                      928,485
                                                                        $928,485

MEDICAL PRODUCTS --- 1.44%
      4,000 Boston Scientific Corp*                                      244,400
     26,600 Medtronic Inc                                              1,276,002
                                                                      $1,520,402

OIL & GAS --- 3.31%
     19,375 Apache Corp                                                1,260,538
     15,900 BP PLC sponsored ADR                                         668,118
     12,900 Baker Hughes Inc                                             433,053
     32,000 Exxon Mobil Corp                                           1,149,120
                                                                      $3,510,829

PAPER & FOREST PRODUCTS --- 1.31%
     38,800 International Paper Co                                     1,386,324
                                                                      $1,386,324

PERSONAL LOANS --- 0.94%
     23,900 American Express Co                                          999,259
                                                                        $999,259

PHARMACEUTICALS --- 9.16%

     36,200 Abbott Laboratories                                        1,584,112
     17,600 Forest Laboratories Inc*                                     963,600
     20,700 Johnson & Johnson                                          1,070,190
     27,200 Merck & Co Inc                                             1,646,960
     53,000 Pfizer Inc                                                 1,809,950
     17,700 Teva Pharmaceutical Industries Ltd sponsored ADR           1,007,661
     35,500 Wyeth                                                      1,617,025
                                                                      $9,699,498

RAILROADS --- 1.00%

     54,900 Norfolk Southern Corp                                      1,054,080
                                                                      $1,054,080

RESTAURANTS --- 0.91%

     39,200 Starbucks Corp*                                              961,184
                                                                        $961,184

RETAIL --- 2.87%

     40,700 Target Corp                                                1,540,088
     27,900 Wal-Mart Stores Inc                                        1,497,393
                                                                      $3,037,481

SPECIALIZED SERVICES --- 2.25%
     10,300 Affiliated Computer Services Inc Class A*                    471,019
     26,900 First Data Corp                                            1,114,736
     22,400 Fiserv Inc*                                                  797,664
                                                                      $2,383,419

TELEPHONE & TELECOMMUNICATIONS --- 1.41%
     15,900 BellSouth Corp                                               423,417
     20,000 SBC Communications Inc                                       511,000
     14,100 Verizon Communications                                       556,245
                                                                      $1,490,662

UNIT INVESTMENT TRUST --- 5.66%
      7,100 Biotech HOLDRs Trust                                         875,075
     13,700 DIAMONDS Trust Series I                                    1,231,767
     54,800 Nasdaq-100 Shares*                                         1,641,260
     27,000 Semiconductor HOLDRs Trust                                   764,910
     47,000 Software HOLDRs Trust                                      1,484,260
                                                                      $5,997,272

TOTAL COMMON STOCK --- 66.84%                                        $70,816,369
(Cost $67,171,006)

SHORT-TERM INVESTMENTS

  3,613,000 Fannie Mae                                                 3,613,000
               0.790%, July 1, 2003

TOTAL SHORT-TERM INVESTMENTS --- 3.41%                                $3,613,000
(Cost $3,613,000)

TOTAL INVESCO BALANCED PORTFOLIO --- 100%                           $105,932,998
(Cost $34,006,028)

Legend

ADR - American Depository Receipt
HOLDRs - Holding Company Depository Receipts
* Non-income Producing Security
See Notes to Financial Statements

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003